UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

 (Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2020

Date of reporting period: 05/31/2020

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the FinTrust Income and Opportunity Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended May 31, 2020 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

FinTrust Income and Opportunity Fund

Class A Shares (Ticker Symbol: HROAX)

Institutional Class Shares (Ticker Symbol: HIOIX)

A Series of the

360 Funds

SEMI-ANNUAL REPORT

May 31, 2020

Investment Adviser:

FinTrust Capital Advisors, LLC

124 Verdae Boulevard, Suite 504

Greenville, SC 29607

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the FinTrust Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a FinTrust Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a FinTrust Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the FinTrust Fund complex/your financial intermediary.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS (Unaudited)
May 31, 2020

The investment objective of the FinTrust Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation. To meet its investment objective, the Fund will invest primarily in domestic equity securities that in the opinion of FinTrust Capital Advisors, LLC (the “Adviser”) have above average intellectual property portfolios and other characteristics, like strong earnings and dividend growth that are members of the S&P 1500 Composite, relative to their sector competitors.

The Fund will typically invest in issuers that have established markets and operations and generate excess cash flow. The Fund looks for stocks with attributes which suggest they will thrive in good markets and survive potential economic setbacks. The Fund employs detailed quantitative assessments to construct its equity portfolio. Portfolio parameters include, but are not limited to, a quantitative valuation of the strength of the company’s intellectual property portfolio, steady growing earnings, dividend yield with a tendency to raise such yield and availability at reasonable price-earnings ratios. The Fund seeks to invest in stocks that are undervalued by the market, but with strong business models, which may provide for lower levels of market volatility or non-correlated volatility, The Fund also prefers to invest in equity stocks that have options traded on them.

The Fund may also invest in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include new intellectual property developments, intellectual property licensing deals, mergers, spin-offs, litigation resolutions, new products or management changes. The Fund may also invest in convertible securities. The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks. For example, the Fund intends to sell covered call options on a portion of its stock holdings. This income is designed to, over time, add to portfolio stability and improve returns. The Fund uses an options strategy to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. Additionally, the Fund will enter into call spreads. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2020 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments and Schedule of Written Options.

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 83.95%	Shares	Value

Beverages - 1.00%
Ambev SA - ADR	60,000	$138,600

Biotechnology - 4.38%
CRISPR Therapeutics AG (a) (d)	5,000	322,900
Emergent BioSolutions, Inc. (a)	2,000	166,980
Gilead Sciences, Inc.	1,500	116,745
		606,625
Building Materials - 1.20%
Builders FirstSource, Inc. (a)	8,000	166,480

Commercial Services - 1.60%
Quanta Services, Inc.	6,000	221,580

Computers - 2.80%
Lumentum Holdings, Inc. (a) (d)	5,300	388,596

Diversified Financial Services - 2.16%
Intercontinential Exchange, Inc.	1,500	145,875
Nasdaq, Inc.	1,300	153,998
		299,873
Energy - Alternate Sources - 2.42%
First Solar, Inc. (a) (d)	7,200	335,664

Engineering & Construction - 1.28%
Construction Partners, Inc. (a)	10,000	177,000

Healthcare - Products - 9.17%
Abbott Laboratories (d)	2,800	265,776
Inspire Medical Systems, Inc. (a) (d)	3,000	244,620
Luminex Corp.	4,000	124,640
Medtronics PLC	3,500	345,030
Tandem Diabetics Care, Inc. (a) (d)	3,500	291,025
		1,271,091
Healthcare - Services - 2.96%
Centene Corp. (a) (d)	6,200	410,750

Home Builders - 0.60%
DR Horton, Inc.	1,500	82,950

Internet - 22.89%
Alibaba Group Holding Ltd. - ADR (a) (d)	3,000	622,170
Alphabet, Inc. - Class C (a)	300	428,676
Amazon.com, Inc. (a) (d)	100	244,237
eBay, Inc. (d)	9,250	421,245
Facebook, Inc. - Class A (a)	2,700	607,743
Jumia Technologies AG (a)	20,000	89,800
NortonLifeLock, Inc.	10,000	227,800
Snap, Inc. (a)	18,000	340,920
Vipshop Holdings Ltd. (a)	11,000	190,740
		3,173,331

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 83.95% (continued)	Shares	Value

Mining - 4.42%
Newmont Corp. (d)	4,000	$233,880
Pan American Silver Corp.	5,000	146,500
Wheaton Precious Metals Corp.	5,400	232,200
		612,580
Pharmaceuticals - 4.03%
Bristol-Myers Squibb Co. (d)	5,000	298,600
Coherus Biosciences, Inc. (a)	10,000	186,400
Tilray, Inc. (a) (d)	7,500	73,875
		558,875
Retail - 1.08%
Home Depot, Inc. (d)	600	149,088

Semiconductors - 5.26%
Inphi Corp. (a)	500	62,835
NVIDIA Corp.	300	106,506
NXP Semiconductors NV (d)	2,500	240,250
Skyworks Solutions, Inc.	2,700	320,058
		729,649
Software - 11.44%
Activision Blizzard, Inc.	2,000	143,960
Akamai Technologies, Inc. (a) (d)	2,500	264,500
Domo, Inc. (a)	6,000	151,920
Dropbox, Inc. (a)	13,000	293,410
Electronic Arts, Inc. (a) (d)	1,500	184,320
Slack Technologies, Inc. (a)	5,000	175,250
Splunk, Inc. (a)	2,000	371,680
		1,585,040
Telecommunications - 3.79%
Ciena Corp. (a) (d)	9,500	524,970

Toys, Games & Hobbies - 1.47%
Nintendo Co. Ltd. - ADR	4,000	203,360

TOTAL COMMON STOCK (Cost $10,804,371)		11,636,102

EXCHANGE-TRADED FUND - 1.69%
Equity Fund - 1.69%
Financial Select Sector SPDR Fund	10,000	234,100

TOTAL EXCHANGE-TRADE FUNDS (Cost $232,276)		234,100
	Principal
GOVERNMENT BONDS - 15.00%
U.S. Treasury Note, 1.375%, due 01/31/2022	500,000	509,961
U.S. Treasury Note, 2.25%, due 03/31/2021 (e)	250,000	254,248
U.S. Treasury Note, 2.875%, due 10/31/2020 (e)	$1,300,000	1,314,372

TOTAL GOVERNMENT BONDS (Cost $2,053,962)		2,078,581

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 1.72%
		Notional	Exercise
CALL OPTIONS PURCHASED - 1.16%	Contracts [1]	Amount	Price	Expiration	Value

Baxter International, Inc.	20	$180,000	$90.00	1/15/2021	$15,300
Emergent BioSolutions, Inc.	5	40,000	80.00	6/19/2020	2,250
Gilead Sciences, Inc.	30	172,500	57.50	1/15/2021	63,225
Home Depot, Inc.	2	44,000	220.00	6/19/2020	5,580
J M Smucker Co.	15	150,000	100.00	1/15/2021	26,250
PepsiCo, Inc.	15	150,000	100.00	1/15/2021	48,112
TOTAL CALL OPTIONS PURCHASED (Cost $162,466)					160,717

PUT OPTIONS PURCHASED - 0.56%

SPDR S&P 500 ETF Trust	50	1,250,000	250.00	9/30/2020	26,750
SPDR S&P 500 ETF Trust	15	496,500	331.00	9/30/2020	50,850
TOTAL PUT OPTIONS PURCHASED (Cost $286,123)					77,600

TOTAL OPTIONS PURCHASED (Cost $448,589)					238,317

	Shares
SHORT-TERM INVESTMENTS - 11.60%
Federated Government Obligations Fund - Institutional Shares, 0.09% (b)	1,607,453	1,607,453

TOTAL SHORT-TERM INVESTMENTS (Cost $1,607,453)		1,607,453

TOTAL INVESTMENTS, AT VALUE (Cost $15,146,651) – 113.96%		$15,794,553

OPTIONS WRITTEN, AT VALUE (Premiums $249,253) - (1.82%) (c)		(252,543)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (12.14)%		(1,681,966)

NET ASSETS - 100%		$13,860,044

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day effective yield at May 31, 2020, is subject to change and resets daily.
(c)	Please refer to the Schedule of Options Written for details of options written.
(d)	Subject to call options written by the Fund.
(e)	All or a portion of the security is segregated as collateral for options written.

[1]	Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company)

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (1.82)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (1.05)%	Contracts [1]	Amount	Price	Expiration	Value

Abbott Laboratories	10	$90,000	$90.00	6/19/2020	$5,930
Akamai Technologies, Inc.	10	105,000	105.00	6/19/2020	3,620
Akamai Technologies, Inc.	5	50,000	100.00	7/17/2020	4,175
Alibaba Group Holding Ltd.	15	322,500	215.00	6/19/2020	5,325
Amazon.com, Inc.	1	250,000	2,500.00	7/17/2020	6,770
Bristol-Myers Squibb Co.	15	93,750	62.50	6/19/2020	690
Centene Corp.	20	140,000	70.00	6/19/2020	1,800
Centene Corp.	20	150,000	75.00	9/18/2020	5,000
Ciena Corp.	15	67,500	45.00	7/17/2020	16,125
CRISPR Therapeutics AG	20	110,000	55.00	7/17/2020	24,400
eBay, Inc.	35	140,000	40.00	6/19/2020	18,200
Electronic Arts, Inc.	8	92,000	115.00	6/19/2020	7,008
Electronic Arts, Inc.	7	84,000	120.00	6/19/2020	3,934
First Solar, Inc.	17	85,000	50.00	6/19/2020	1,190
First Solar, Inc.	15	67,500	45.00	7/17/2020	5,625
Home Depot, Inc.	5	120,000	240.00	7/17/2020	7,300
Inspire Medical Systems, Inc.	15	120,000	80.00	6/19/2020	7,500
Lumentum Holdings, Inc.	10	82,500	82.50	7/17/2020	1,900
Newmont Corp.	20	130,000	65.00	6/19/2020	1,000
NXP Semiconductors NV	10	95,000	95.00	6/19/2020	7,800
Tandem Diabetes Care, Inc.	5	42,500	85.00	6/19/2020	1,510
Tandem Diabetes Care, Inc.	10	90,000	90.00	6/19/2020	1,500
Tandem Diabetes Care, Inc.	5	45,000	90.00	7/17/2020	1,650
Tilray, Inc. - Class 2	50	45,000	9.00	6/19/2020	6,100
TOTAL CALL OPTIONS WRITTEN (Premiums $90,917)					146,052

PUT OPTIONS WRITTEN - (0.77)%

Activision Blizzard, Inc.	10	70,000	70.00	6/19/2020	1,590
Akamai Technologies, Inc.	10	95,000	95.00	6/19/2020	1,050
Alibaba Group Holding Ltd. - ADR	10	215,000	215.00	7/17/2020	13,970
Alphabet, Inc. - Class C	3	391,500	1,305.00	6/19/2020	2,316
Alphabet, Inc. - Class C	2	270,000	1,350.00	6/19/2020	2,140
Alphabet, Inc. - Class C	2	280,000	1,400.00	7/17/2020	8,620
American Express Co.	10	100,000	100.00	6/19/2020	6,590
Beyond Meat, Inc.	5	60,000	120.00	7/17/2020	5,436
Builders FirstSource, Inc.	20	40,000	20.00	7/17/2020	2,700
Builders FirstSource, Inc.	20	42,000	21.00	7/17/2020	3,600
Builders FirstSource, Inc.	20	36,000	18.00	8/21/2020	2,400
Builders FirstSource, Inc.	40	80,000	20.00	8/21/2020	8,100
CRISPR Therapeutics AG	14	84,000	60.00	7/17/2020	6,944
Facebook, Inc. - Class A	5	105,000	210.00	6/19/2020	1,220
Gilead Sciences, Inc.	10	75,000	75.00	6/19/2020	1,800
Home Depot, Inc.	5	110,000	220.00	7/17/2020	1,330
JPMorgan Chase & Co.	10	100,000	100.00	6/19/2020	5,150
Lowe's Cos, Inc.	20	250,000	125.00	7/17/2020	8,440
Medtronic PLC	10	100,000	100.00	7/17/2020	4,975
Medtronic PLC	10	92,500	92.50	7/17/2020	2,720
NVIDIA Corp.	4	120,000	300.00	7/17/2020	2,300
NXP Semiconductors NV	5	50,000	100.00	7/17/2020	4,225
Quanta Services, Inc.	30	99,000	33.00	8/21/2020	3,750
Skyworks Solutions, Inc.	10	110,000	110.00	7/17/2020	4,000
Tilray, Inc. - Class 2	25	18,750	7.50	6/19/2020	1,125
TOTAL PUT OPTIONS WRITTEN (Premiums $158,336)					106,491

TOTAL OPTIONS WRITTEN (Premiums $249,253)					$252,543

1 Each option contract is equivalent to 100 shares of common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap (Dutch Public Company)

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Total Investments, at cost	$15,146,651
Investments, at value	$15,794,553
Receivables:
Interest	6,090
Dividends	3,637
Investment securities sold	177,254
Prepaid expenses	3,964
Total assets	15,985,498

Liabilities:
Premiums from options written	$249,253
Options written, at value	$252,543
Cash due to broker	572,265
Payables:
Investment securities purchased	1,293,220
Due to adviser	2,051
Accrued distribution (12b-1) fees	18
Due to administrator	4,020
Accrued expenses	1,337
Total liabilities	2,125,454
Net Assets	$13,860,044

Sources of Net Assets:
Paid-in capital	$14,485,919
Total accumulated deficit	(625,875)
Total Net Assets	$13,860,044

Class A Shares:
Net Assets	$87,715
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	9,058
Net Asset Value Per Share	$9.68

Maximum Offering Price Per Share (a)	$10.24

Minimum Redemption Price Per Share (b)	$9.58

Institutional Class Shares:
Net Assets	$13,772,329
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	1,405,529
Net Asset Value, Offering and Redemption Price Per Share	$9.80

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
STATEMENT OF OPERATIONS

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

For the Six Month
Period Ended
May 31, 2020
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $287)	$32,322
Interest	23,178
Total investment income	55,500

Expenses:
Management fees (Note 6)	71,244
Distribution (12b-1) fees - Class A (Note 6)	113
Accounting and transfer agent fees and expenses	39,201
Trustee fees and expenses	12,003
Interest expense	11,860
Legal fees	11,507
Miscellaneous	8,017
Custodian fees	7,466
Reports to shareholders	7,420
Audit fees	7,248
Pricing fees	6,491
Liquidity Rule fees	3,590
Insurance	531
Registration and filing fees	514
Total expenses	187,205
Less: fees waived and expenses absorbed (Note 6)	(64,091)
Net expenses	123,114

Net investment loss	(67,614)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(871,589)
Options written	(315,302)
Securities sold short	4,691
Net realized loss on investments, options written and securities sold short	(1,182,200)

Net change in unrealized appreciation on:
Investments	756,292
Options written	50,915
Securities sold short	31
Net change in unrealized appreciation on investments, options written and securities sold short	807,238

Net realized and unrealized loss on investments, options written and securities sold short	(374,962)

Net decrease in net assets resulting from operations	$(442,576)

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

	For the Six Month Period Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(67,614)	$(33,947)
Net realized gain (loss) on investments, options written and securities sold short	(1,182,200)	433,939
Net change in unrealized appreciation on investments, options written and securities sold short	807,238	114,602
Net increase (decrease) in net assets resulting from operations	(442,576)	514,594

Distributions to shareholders from:
Total distributable earnings - Class A	(3,800)	(4,448)
Total distributable earnings - Institutional Class	(401,040)	(309,072)
Total distributions	(404,840)	(313,520)

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	4,325,729	4,408,857

Increase in net assets	3,478,313	4,609,931

Net Assets:
Beginning of year/period	10,381,731	5,771,800

End of year/period	$13,860,044	$10,381,731

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	Class A
	For the Six Month Period Ended May 31, 2020		For the Year Ended November 30, 2019		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017		For the Period Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.71		$10.73		$11.97	$11.03		$10.00

Investment Operations:
Net investment loss (b)	(0.07)		(0.06)		(0.05)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(0.54)		0.56		0.04	1.03		1.14
Total from investment operations	(0.61)		0.50		(0.01)	0.95		1.03

Distributions:
From net realized capital gains	(0.42)		(0.52)		(1.23)	(0.01)		—
Total distributions	(0.42)		(0.52)		(1.23)	(0.01)		—

Net Asset Value, End of Year/Period	$9.68		$10.71		$10.73	$11.97		$11.03

Total Return (c)	(5.99	)%(d)	5.32%		(0.31)%	8.61%		10.30	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$88		$97		$92	$398		$370

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	3.53	%(e)(f)	3.66	%(f)	4.57%	4.52	%(f)	7.31	%(e)(f)
After fees waived and expenses absorbed	2.41	%(e)(f)	2.22	%(f)	2.20%	2.26	%(f)	2.30	%(e)(f)

Ratios of net investment loss:
Before fees waived and expenses absorbed	(2.56	)%(e)(f)	(2.06	)%(f)	(2.84)%	(2.99	)%(f)	(6.26	)%(e)(f)
After fees waived and expenses absorbed	(1.44	)%(e)(f)	(0.63	)%(f)	(0.47)%	(0.73	)%(f)	(1.24	)%(e)(f)

Portfolio turnover rate	159.78	%(d)	192.88%		280.78%	94.23%		29.55	%(d)

(a)	The FinTrust Income and Opportunity Fund commenced operations on January 21, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios include 0.21% of interest expense during the six month period ended May 31, 2020, 0.02% of interest expense during the year ended November 30, 2019, 0.06% of interest expense during the year ended November 30, 2017 and 0.10% of interest expense during the period ended November 30, 2016.

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	Institutional Class
	For theSix Month Period Ended May 31, 2020		For the Year Ended November 30, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Period Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.82		$10.81		$12.02		$11.05		$10.00

Investment Operations:
Net investment loss (b)	(0.06)		(0.04)		(0.02)		(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(0.54)		0.57		0.04		1.03		1.14
Total from investment operations	(0.60)		0.53		0.02		0.98		1.05

Distributions:
From net realized capital gains	(0.42)		(0.52)		(1.23)		(0.01)		—
Total distributions	(0.42)		(0.52)		(1.23)		(0.01)		—

Net Asset Value, End of Year/Period	$9.80		$10.82		$10.81		$12.02		$11.05

Total Return (c)	(5.83	)%(d)	5.57%		(0.03	)%(g)	8.86%		10.50	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$13,772		$10,285		$5,680		$5,578		$3,741

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	3.28	%(e)(f)	3.41	%(f)	4.32%		4.27	%(f)	7.06	%(e)(f)
After fees waived and expenses absorbed	2.16	%(e)(f)	1.97	%(f)	1.95%		2.01	%(f)	2.05	%(e)(f)

Ratios of net investment loss:
Before fees waived and expenses absorbed	(2.31	)%(e)(f)	(1.81	)%(f)	(2.59)%		(2.74	)%(f)	(6.01	)%(e)(f)
After fees waived and expenses absorbed	(1.19	)%(e)(f)	(0.38	)%(f)	(0.22)%		(0.48	)%(f)	(0.99	)%(e)(f)

Portfolio turnover rate	159.78	%(d)	192.88%		280.78%		94.23%		29.55	%(d)

(a)	The FinTrust Income and Opportunity Fund commenced operations on January 21, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios include 0.21% of interest expense during the six month period ended May 31, 2020, 0.02% of interest expense during the year ended November 30, 2019, 0.06% of interest expense during the year ended November 30, 2017 and 0.10% of interest expense during the period ended November 30, 2016.
(g)	Total return does not correlate to the total from investment operations due to the timing of certain subscriptions and redemptions in the Fund.

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

1.             ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FinTrust Income and Opportunity Fund (the “Fund”), is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return comprised of income and capital appreciation. The Fund’s investment adviser is FinTrust Capital Advisors, LLC (the “Adviser”). The Fund offers two classes of shares, Class A and Institutional Class shares. Each class of shares commenced operations on January 21, 2016. Each class differs as to sales and redemption charges and ongoing fees. Income and expenses (other than class specific), and realized/unrealized gains or losses are allocated to each class based on their relative net asset values.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)            Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

d)            Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and for the six month period ended May 31, 2020, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. For the six month period ended May 31, 2020, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six month period ended May 31, 2020 and for the year ended November 30, 2019, and for all other open tax years and period (years ended November 30, 2018 and 2017 and the period from January 26, 2016, commencement of operations, through November 30, 2016), the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)            Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h)           Sales Charges – A maximum sales charge of 5.50% is imposed on certain purchases of Class A shares. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor for the six month period ended May 31, 2020.

i)             Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board.

j)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

2.            SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

2.            SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2020.

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$11,636,102	$—	$—	$11,636,102
Exchange-Traded Fund (2)	234,100	—	—	234,100
Government Bonds	—	2,078,580	—	2,078,580
Call Options Purchased	160,718	—	—	160,718
Put Options Purchased	77,600	—	—	77,600
Short-Term Investments	1,607,453	—	—	1,607,453
Total Assets	$13,715,973	$2,078,580	$—	$15,794,553

Derivative and Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$146,052	$—	$—	$146,052
Put Options Written	106,491	—	—	106,491
Total Liabilities	$252,543	$—	$—	$252,543

(1)	As of and for the six months ended May 31, 2020, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any level for the six month period ended May 31, 2020. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

3.            DERIVATIVE TRANSACTIONS

As of May 31, 2020, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased	Investments, at value	$160,717
Put options purchased	Investments, at value	77,600
Total Assets		$238,317

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

3.            DERIVATIVES TRANSACTIONS (continued)

Liabilities	Location	Equity Contracts
Call options written	Options written, at value	$146,052
Put options written	Options written, at value	106,491
Total Liabilities		$252,543

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the six month period ended May 31, 2020, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$146,038
Put options purchased	Investments	(148,012)
Call options written	Options written	(991)
Put option written	Options written	51,906
		$48,941

Net realized gain on:	Location	Equity Contracts
Call options purchased	Investments	$(254,656)
Put options purchased	Investments	145,246
Call options written	Options written	(473,369)
Put option written	Options written	158,067
		$(424,712)

For the six month period ended May 31, 2020, the total amount of all options, as presented in the Schedule of Investments and Schedule of Options Written, is representative of the volume of activity for these derivative types. For the six month period ended May 31, 2020, the average month-end notional value of purchased and written option contracts for the Fund was $4,444,471 and ($5,438,071), respectively. The primary risk category for all open options positions during the fiscal year was equity risk.

4.            CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six month period ended May 31, 2020 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	11	(346)	363	28
Value	$100	$(3,200)	$3,800	$700
Institutional Class
Shares	532,879	(115,933)	37,870	454,816
Value	$5,046,140	$(1,122,151)	$401,040	$4,325,029

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

4.            CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the year ended November 30, 2019 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	24	(13)	472	483
Value	$250	$(138)	$4,448	$4,560
Institutional Class
Shares	473,668	(81,069)	32,534	425,133
Value	$4,935,547	$(840,322)	$309,072	$4,404,297

5.            INVESTMENT TRANSACTIONS

For the six month period ended May 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) for the Fund were as follows:

Purchases	Sales
$19,568,271	$14,127,677

The cost of purchases and proceeds from sales of U.S. government securities during the six month period ended May 31, 2020 were $502,151 and $0, respectively.

6.           ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Fund’s net assets. For the six month period ended May 31, 2020, the Adviser earned $71,244 of management fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95%. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. For the six month period ended May 31, 2020, the Adviser waived advisory fees of $64,091.

Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $256,314, of which $63,687, $128,536 and $64,091 can be recouped no later than November 30, 2021, November 30, 2022 and November 30, 2023, respectively.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended May 31, 2020 M3Sixty earned $39,201, including out of pocket expenses.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

6.            ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers and an interested Trustee of the Trust are also employees and/or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD” or the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor served as underwriter/distributor of the Fund. M3SixtyD may receive commissions from the sale of Class A shares. During the six month period ended May 31, 2020, no commissions were paid to the Distributor. M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class A shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Class A shares of the Fund took effect January 21, 2016. For the six month period ended May 31, 2020, the Fund accrued $113 in 12b-1 expenses attributable to Class A shares.

7.            TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments, excluding written options and securities sold short, at May 31, 2020 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$15,308,940	$1,116,023	$(630,410)	$485,613

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2019, the Fund’s most recent fiscal year end, is as follows:

Unrealized Depreciation	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Distributable Earnings
$(183,299)	$362,575	$42,265	$—	$—	$221,541

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2019, the Fund did not elect to defer any losses.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. As of November 30, 2019, the Fund did not record any reclassifications to capital accounts.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of November 30, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

For the six month period ended May 31, 2020, the Fund distributed, on a tax basis, $362,575 of ordinary income and $42,265 of long-term capital gains.

For the year ended November 30, 2019, the Fund distributed, on a tax basis, $313,520 of ordinary income.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

8.            BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2020 Charles Schwab and Co., Inc. held 58.09% and National Financial Services, LLC held 41.85% of the Fund’s shares in omnibus accounts for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by Charles Schwab and Co., Inc. or National Financial Services, LLC own more than 25% of the voting securities of the Fund.

9.           COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.         RECENT MARKET EVENTS

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel and border restrictions, quarantines, curfews and restrictions on large gatherings, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations and supply chain disruptions, which have caused lower consumer demand of a wide range of products and services and disruptions in manufacturing and supply chains, as well as general concern and uncertainty. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The spread of COVID-19 has adversely affected the economies of many nations and the entire global economy, in general. The full extent of the impact of COVID-19 on the Fund's performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak.

11.         SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2020 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prior to March 31, 2020, the Fund filed its complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $362,575 of ordinary income and $42,265 of long-term capital gain distributions for the six month period ended May 31, 2020.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Eight	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-Present).	Eight	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-2020) Chief Executive officer 2015-2019; President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Eight	FNEX Ventures (2018-present)
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Eight	M3Sixty Funds Trust (3 portfolios) (2015 – present); FNEX Ventures (2018- present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present)	Eight	FNEX Ventures (2018-present)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present)	Eight	M3Sixty Funds Trust (3 portfolios) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund's administrator and transfer agent.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016-present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates (2009-2015).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present)	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2018); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (2010-present).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$1,614	None	None	$1,614
Tom M. Wirtshafter	$1,614	None	None	$1,614
Gary W. DiCenzo	$1,614	None	None	$1,614
Steven D. Poppen	$1,614	None	None	$1,614
Thomas J. Schmidt	$1,614	None	None	$1,614
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers eight (8) series of shares.

2 Figures are for the six month period ended May 31, 2020.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 11/30/19 through 05/31/20

	Beginning Account Value (11/30/2019)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/20)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-5.99%)	$1,000.00	2.41%	$940.10	$11.69
Institutional Class (-5.83%)	$1,000.00	2.16%	$941.70	$10.49
Hypothetical 5% Return
Class A	$1,000.00	2.41%	$1,013.00	$12.13
Institutional Class	$1,000.00	2.16%	$1,014.20	$10.88

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 29, 2020 for the Fund were as follows:
FinTrust Income and Opportunity Fund Class A, gross of fee waivers or expense reimbursements	3.67%
FinTrust Income and Opportunity Fund Class A, after waiver and reimbursement*	2.23%
FinTrust Income and Opportunity Fund Institutional Class, gross of fee waivers or expense reimbursements	3.42%
FinTrust Income and Opportunity Fund Institutional Class, after waiver and reimbursement*	1.98%

* FinTrust Capital Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95%. The Expense Limitation Agreement covers the period during which the Interim Investment Advisory Agreement was in place and the period following shareholder approval of the new Investment Advisory Agreement through at least March 31, 2021. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses for the six month period ended May 31, 2020 were 3.53% and 3.28% for the FinTrust Income and Opportunity Fund Class A shares and FinTrust Income and Opportunity Fund Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures for the six month period ended May 31, 2020.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

FinTrust Capital Advisors, LLC

124 Verdae Boulevard

Suite 504

Greenville, SC 29607

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer
Date: August 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer
Date: August 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.

By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: August 3, 2020